Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,024,961,482.09
Previously Paid Amount	0.00
Total Fee Amount	141,547.17
Total Offset Amount	0.00
Net Fee	$ 141,547.17